License and Supply Agreement, Net (Details Narrative) (10Q) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 23, 2012	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2013	Sep. 30, 2013
Long-term intangible asset		$ 2,250
Other long-term assets		904		$ 938	$ 1,072
Accumulated amortization		1,346		1,312	1,178
Amortization of other deferred charges		34	$ 34	134	190
Interest expense			10	13	24
Royalty expense		47	$ 29	161	98
Accrued Expenses [Member]
Royalty expense		$ 47
Accounts Payable [Member]
Royalty expense				$ 50	$ 34
Medica S.p.A. [Member]
Expiration term of license agreement	Dec. 31, 2025
Debt instrument, interest rate, stated percentage						12.00%	12.00%
Medica [Member] | April 23, 2014 through December 31, 2025 [Member]
Royalty rate		3.00%		3.00%